Financial Assets at FVPL - Additional Information (Detail) € / shares in Units, ₱ in Millions, € in Millions, $ in Millions																						1 Months Ended			3 Months Ended		12 Months Ended
	Jan. 30, 2020 EUR (€) shares	Oct. 09, 2019 EUR (€) shares	Dec. 20, 2018 USD ($)	Dec. 15, 2018 USD ($)	Dec. 14, 2018	Dec. 06, 2018 EUR (€) shares	May 23, 2018 EUR (€) shares	May 04, 2018 PHP (₱) shares	May 04, 2018 EUR (€) shares	Apr. 16, 2018 € / shares shares	Feb. 27, 2018 USD ($)	Aug. 04, 2017 PHP (₱)	Aug. 04, 2017 USD ($)	Mar. 10, 2016 PHP (₱)	Mar. 10, 2016 USD ($)	Dec. 18, 2015 PHP (₱)	Sep. 03, 2015 PHP (₱)	Aug. 06, 2015 USD ($)	Apr. 23, 2015 PHP (₱)	Apr. 23, 2015 USD ($)	Oct. 02, 2014	Feb. 28, 2015	Aug. 31, 2014 PHP (₱)	Nov. 30, 2010 PHP (₱) shares	Sep. 30, 2018 PHP (₱) shares	Sep. 30, 2018 EUR (€) shares	Dec. 31, 2019 PHP (₱) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 PHP (₱)	Dec. 31, 2017 PHP (₱)	Mar. 30, 2020 € / shares	Mar. 15, 2019 USD ($)	Dec. 15, 2018 PHP (₱)	Dec. 18, 2015 USD ($)	Sep. 04, 2015 PHP (₱)	Oct. 01, 2014 € / shares	Aug. 31, 2014 EUR (€)
Disclosure Of Financial Assets [Line Items]
Date of investment																											Aug. 07, 2014	Aug. 07, 2014
Percentage of ownership										67.40%													10.00%
Number of shares buyback pursuant to share buyback Program | shares										15,000,000														2,720,000
Offering price per share | € / shares										€ 24
Minimum number of shares committed to accept offer | shares										7,000,000
Total consideration pursuant to share buyback program																								₱ 6,505.0
Purchase of available-for-sale financial investments																														₱ 76.0
Fair value of investment amount																											₱ 3,369.0		₱ 4,763.0
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Non-current financial assets available-for-sale																							₱ 19,577.0														€ 333
Percentage of ownership																					6.60%	6.10%
Initial public offering | € / shares																																				€ 42.50
Number of shares accepted against tender | shares								7,000,000	7,000,000
Total consideration pursuant to share buyback program								₱ 10,059.0	€ 163
Percentage of Ownership		1.30%				1.70%
Shares redeemed | shares		1,700,000				1,900,000	10,800,000
Reducing share capital | €		€ 151				€ 153	€ 154
Number of Common Shares Sold | shares																									700,000	700,000	700,000	700,000
Aggregate amount against shares sold																									₱ 1,346.0	€ 22	₱ 1,021.0	€ 18
Fair value of investment amount																											₱ 2,381.0		3,128.0
Rocket Internet S E [Member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Shares redeemed | shares	13,500,000
Reducing share capital | €	€ 137
Rocket Internet S E [Member] | Change in fair value of investment [Member]
Disclosure Of Financial Assets [Line Items]
Closing price per share at end of the year (in Euros) | € / shares																															€ 18.20
Rocket Internet S E [Member] | Top of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership							2.10%	6.10%	6.10%																2.10%	2.10%	1.70%	1.70%
Rocket Internet S E [Member] | Top of range [member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership	1.40%
Rocket Internet S E [Member] | Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership							2.00%	2.00%	2.00%																1.70%	1.70%	1.30%	1.30%
Rocket Internet S E [Member] | Bottom of range [member] | Potential ordinary share transactions [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership	1.30%
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of ownership				5.30%	7.30%
Purchase of available-for-sale financial investments												₱ 75.0	$ 1.5						₱ 686.0	$ 15.0
Convertible note held | $				$ 1.5											$ 15.0
Conversion of notes to ordinary shares														₱ 20.7
Valuation gain														898.0	19.0
Increasing fair value of investment														₱ 1,584.0	$ 34.0
Fair value of online investment amount																											₱ 599.0		844.0
Fair value of investment amount																											₱ 599.0		844.0
IFlix Limited [Member] | Series B Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Conversion of notes to preferred shares																																	₱ 1.0
IFlix Limited [Member] | Top of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership																											4.90%	4.90%
IFlix Limited [Member] | Bottom of range [member]
Disclosure Of Financial Assets [Line Items]
Percentage of Ownership																											5.30%	5.30%
Phunware, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Percentage of subscribed promissory note in associate																	8.00%
Amount of subscribed promissory note issued by associate																	₱ 5.0
Convertible promissory note payable																																			₱ 5.0
Business combination enterprise value | $											$ 301.0
Preferred shares conversion ratio											100.00%
Amount of total consideration paid for common shares purchase | $																																$ 1.6
Fair value of investment amount																											₱ 61.0		497.0
Phunware, Inc. [Member] | Series F Preferred Shares [Member]
Disclosure Of Financial Assets [Line Items]
Amount of total consideration of preferred shares subscribed | $																																		$ 3.0
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Purchase of available-for-sale financial investments																₱ 237.0		$ 5.0
Fair value of investment amount																											₱ 0.0		₱ 0.0
Disposal of financial assets at fair value through profit or loss | $			$ 5.0